COST OF REVENUE	12 Months Ended
Dec. 31, 2022
COST OF REVENUE

NOTE 17 – COST OF REVENUE

Cost of revenue incurred during the years ended December 31 are comprised of the following:

	December 31, 2022	December 31, 2021
Salaries and benefits	$510,615	$563,165
Subcontractors expense (recovery)	(16,318)	570
Software and other	9,804	26,653
Depreciation	2,399	3,933
	$506,500	$594,321